JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 4, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed on Appendix A do not differ from the prospectuses and the Statement of Additional Information contained in the Post-Effective Amendment No. 663 (Amendment No. 664 under the Investment Company Act of 1940, as amended) filed electronically on October 26, 2022.
Please contact Carmine Lekstutis at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend Income Fund
JPMorgan SmartRetirement Blend 2020 Fund
JPMorgan SmartRetirement Blend 2025 Fund
JPMorgan SmartRetirement Blend 2030 Fund
JPMorgan SmartRetirement Blend 2035 Fund
JPMorgan SmartRetirement Blend 2040 Fund
JPMorgan SmartRetirement Blend 2045 Fund
JPMorgan SmartRetirement Blend 2050 Fund
JPMorgan SmartRetirement Blend 2055 Fund
JPMorgan SmartRetirement Blend 2060 Fund